Subsequent Events (Details) - Schedule of Preliminary Assets and Liabilities - Acquisition of Companhia Agrícola Novo Horizonte [Member] R$ in Thousands	Jun. 30, 2024 BRL (R$)
Subsequent Events (Details) - Schedule of Preliminary Assets and Liabilities [Line Items]
Assets	R$ 94,165
Cash and cash equivalents	12
Inventories	433
Recoverable taxes and other credits	2,324
Deferred taxes	28,265
Property, plant and equipment	21,314
Right -of-use assets	41,817
Liabilities	87,660
Loans financing	31,101
Trade accounts payable and other liabilities	9,994
Leases payable	44,565
Future capital increase	2,000
Total net assets acquired	6,505
Gain with bargain purchase	(348)
Total consideration	R$ 6,157